GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Real Estate Securities Fund
(the “Fund”)
Supplement dated April 22, 2025 to the
Summary Prospectus (“Multi-Class Summary”) and Statutory Prospectus (“Multi-Class Prospectus”) (with respect to Class A, Class C, Institutional, Service, Investor, Class R and Class R6 Shares); the Summary Prospectus (“Class P Summary” and, together with the Multi-Class Summary, the “Summary Prospectuses”) and Statutory Prospectus (“Class P Prospectus” and, together with the Multi-Class Prospectus, the “Prospectuses”) (with respect to Class P Shares); and the Statement of Additional Information (“SAI”),
each dated April 29, 2024, as supplemented to date
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Fund’s benchmark index from the Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged) to the FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged). This change will be effective April 30, 2025 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the last paragraph under the “Goldman Sachs Real Estate Securities Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section in the Fund’s Summary Prospectuses:
The Fund’s benchmark index is the FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged).
The following sentence is added after the first sentence under the “Goldman Sachs Real Estate Securities Fund—Summary—Performance” section in the Fund’s Prospectuses and the “Performance” section in the Fund’s Summary Prospectuses:
As of April 30, 2025, the Fund’s benchmark index was changed from the Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged) to the FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged). The Adviser believes that the FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged) is a more appropriate index against which to measure performance in light of the Fund’s investment strategy.
The following is added above the last row in the table under the “Goldman Sachs Real Estate Securities Fund—Summary—Average Annual Total Return” section in the Fund’s Multi-Class Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Multi-Class Summary:

For the period ended December 31, 2023	1 Year	5 Years	10 Years
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged) (reflects no deduction for fees or expenses)***	11.36%	7.58%	7.95%

***
Effective April 30, 2025, the Fund’s benchmark index was changed from the Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged) to the FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged).

The following is added above the last row in the table under the “Goldman Sachs Real Estate Securities Fund—Summary—Average Annual Total Return” section in the Fund’s Class P Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Class P Summary:

For the period ended December 31, 2023	1 Year	5 Years	Since Inception
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged) (reflects no deduction for fees or expenses)*	11.36%	7.58%	7.03%

*
Effective April 30, 2025, the Fund’s benchmark index was changed from the Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged) to the FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged).

The following replaces the fourth paragraph under the “Investment Management Approach—Principal Investment Strategies—Real Estate Securities Fund” section in the Fund’s Prospectuses:
The Fund’s benchmark index is the FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged). The FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged) is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
The following replaces the paragraph relating to the Real Estate Securities Fund under the “Management Services—Portfolio Managers—Compensation” section in the Fund’s SAI:
Real Estate Securities Fund: FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged).
This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

RESSBNMSTK 04‑25